Lincoln ChoicePlus AssuranceSM (A-Share)
Individual Variable Annuities Contracts
Summary Prospectus for New Investors
May 1, 2024
This summary prospectus summarizes key features of the Lincoln ChoicePlus AssuranceSM (A-Share) variable annuity contract, issued by Lincoln Life & Annuity Company of New York (Lincoln New York or Company).
Before you invest, you should also review the prospectus for the Lincoln ChoicePlus AssuranceSM (A-Share) variable annuity contract, which contains more information about the Contract’s features, benefits, and risks. You can find this prospectus and other information about the Contract online at www.lfg.com/VAprospectus. You can also obtain this information at no cost by calling 1-888-868-2583 or by sending an email request to CustServSupportTeam@lfg.com.
YOU MAY CANCEL YOUR CONTRACT WITHIN THE FREE LOOK PERIOD WITHOUT PAYING FEES OR PENALTIES.
This “free look” or cancellation period may be longer under certain scenarios. Upon cancellation, you will receive the greater of a full refund of the amount you paid with your application or your total Contract Value. You should review the prospectus, or consult with your investment professional, for additional information about the specific cancellation terms that apply.
The Securities and Exchange Commission has not approved or disapproved the Contract or determined if this Summary Prospectus is accurate or complete. Any representation to the contrary is a criminal offense.
Additional information about certain investment products, including variable annuities, has been prepared by the Securities and Exchange Commission’s staff and is available at Investor.gov.
All prospectuses and other shareholder reports, will be made available on www.lfg.com/VAprospectus. This prospectus gives you information about the Contract that you should know before you decide to buy a Contract and make a Purchase Payment. You should also review the prospectus for the funds and keep all prospectuses for future reference.

Special Terms
In this initial summary prospectus, the following terms have the indicated meanings:
Access Period—Under i4LIFE® Advantage, a defined period of time during which we make Regular Income Payments to you while you still have access to your Account Value. This means that you may make withdrawals, surrender the Contract, and have a Death Benefit.
Account Value—Under i4LIFE® Advantage, the initial Account Value is the Contract Value on the Valuation Date that i4LIFE® Advantage is effective, less any applicable premium taxes. During the Access Period, the Account Value on a Valuation Date equals the total value of all of the Contractowner's Accumulation Units plus the Contractowner's value in the fixed account, reduced by Regular Income Payments, Guaranteed Income Benefit payments and withdrawals.
Annuitant—The person upon whose life the annuity benefit payments are based, and upon whose death a Death Benefit may be paid.
Beneficiary—The person you choose to receive any Death Benefit paid if you die before the Annuity Commencement Date.
Contract—The variable annuity contract you have entered into with Lincoln New York.
Contractowner (you, your, owner)—The person who can exercise the rights within the Contract (decides on investment allocations, transfers, payout option, designates the Beneficiary, etc.). Usually, but not always, the Contractowner is the Annuitant.
Contract Value (may be referred to as Account Value in marketing materials)—At any given time before the Annuity Commencement Date, the total value of all Accumulation Units of a Contract, plus the value of the fixed side of the contract, if any.
Contract Year—Each 12-month period starting with the effective date of the Contract and starting with each contract anniversary after that.
Death Benefit—Before the Annuity Commencement Date, the amount payable to your designated Beneficiary if the Contractowner dies. As an alternative, the Contractowner may receive a Death Benefit on the death of the Annuitant prior to the Annuity Commencement Date.
Enhancement—A feature under certain Living Benefit Riders in which the Guaranteed Amount or Protected Income Base will be increased, subject to certain conditions and limitations.
Fee-Based Financial Plan—A wrap account, managed account or other investment program whereby an investment firm/professional offers asset allocation and/or investment advice for a fee. Such programs can be offered by your registered representative, banks and registered investment advisors, trust companies and other firms. Under this arrangement, the Contractowner pays the investment firm/professional directly for services. Different charges and expenses apply to contracts purchased as part of a Fee-Based Financial Plan.
Good Order—The actual receipt at our Servicing Office of the requested transaction in writing or by other means we accept, along with all information and supporting legal documentation necessary to complete the transaction. The forms we provide will identify the necessary documentation. We may, in our sole discretion, determine whether any particular transaction request is in Good Order, and we reserve the right to change or waive any Good Order requirements at any time.
Gross Purchase Payments—Amounts paid into the Contract before deduction of the sales charge. References to Purchase Payments refer to Gross Purchase Payments unless otherwise stated.
Interest Adjustment—An upward or downward adjustment on the amount of Contract Value in the fixed account upon a transfer, withdrawal or surrender of Contract Value from the fixed account due to fluctuations in interest rates.
Investment Requirements—Restrictions in how you may allocate your Subaccount investments if you own certain Living Benefit Riders.
Lifetime Income Period—Under i4LIFE® Advantage, the period of time following the Access Period during which we make Regular Income Payments to you for the rest of your life (and Secondary Life, if applicable). During the Lifetime Income Period, you will no longer have access to your Account Value or receive a Death Benefit.
Lincoln New York (we, us, our, company)—Lincoln Life & Annuity Company of New York (LNY).
Living Benefit Rider—A general reference to optional riders that provide some type of a minimum income guarantee while you are alive. If you select a Living Benefit Rider, Excess Withdrawals may have adverse effects on the benefit, and you may be subject to Investment Requirements.
Net Purchase Payments—The Gross Purchase Payment amount less the sales charge. The Net Purchase Payment is the amount placed in the fixed account and/or the variable account.
Rate Sheet—A prospectus supplement, that will be filed periodically, where we declare the current protected lifetime income fee, Enhancement rate, withdrawal rates and, if applicable, Guaranteed Income Benefit percentages under certain Living Benefit Riders.
Subaccount—Each portion of the VAA that reflects investments in Accumulation and Annuity Units of a class of a particular fund available under the contracts. There is a separate Subaccount which corresponds to each class of a fund.

Important Information You Should Consider About the Lincoln ChoicePlus AssuranceSM (A-Share) Variable Annuity Contract
	FEES AND EXPENSES			Location in Prospectus
Charges for Early Withdrawals	There are no surrender charges associated with this Contract.			•N/A
Transaction Charges
A front-end load, or sales charge, of up to 5.50% will be applied to all initial and subsequent Gross Purchase Payments that you make. The sales charge is based on the
Contractowner's investment amount at the time each Gross Purchase Payment is made.
•Charges and Other Deductions
Ongoing Fees and Expenses (annual charges)
Minimum and Maximum Annual Fee Table. The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your contract specifications page for information about the specific fees you will pay each year based on the options you have elected. For contracts purchased as part of a Fee-Based Financial Plan, these charges do not reflect any advisory fees paid to a financial intermediary from Contract Value or other assets of the Contractowner. If such charges were reflected, the ongoing fees and expenses would be higher.
•Fee Tables •Examples •Charges and Other Deductions
	Annual Fee	Minimum	Maximum
	Base Contract – Account Value Death Benefit	0.21%[1]	0.21%[1]
	Base Contract – Guarantee of Principal Death Benefit	0.31%[1]	0.31%[1]
	Base Contract – Enhanced Guaranteed Minimum Death Benefit	0.56%[1]	0.56%[1]
	Investment options (fund fees and expenses)	0.48%[1]	4.08%[1]
	Optional benefits available for an additional charge (for a single optional benefit, if elected)	0.40% [1]	2.45% [2]
1 As a percentage of average Account Value in the Subaccounts.
2 As an annualized percentage of the Protected Income Base.
Lowest and Highest Annual Cost Table. Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year. This estimate assumes that you do not take withdrawals from the
Contract.

	Lowest Annual Cost: $1,957	Highest Annual Cost: $7,465
	Assumes:	Assumes:

•Investment of $100,000
•5% annual appreciation
•Least expensive fund fees and
expenses
•No optional benefits
•No additional Purchase Payments,
transfers, or withdrawals
•No sales charges or advisory fees

•Investment of $100,000
•5% annual appreciation
•Most expensive combination of
optional benefits, fund fees and
expenses
•No additional Purchase Payments,
transfers, or withdrawals
•No sales charges or advisory fees

	RISKS	Location in Prospectus
Risk of Loss	•You can lose money by investing in this Contract, including loss of principal.	•Principal Risks •Investments of the Variable Annuity Account
Not a Short-Term Investment
•This Contract is not designed for short-term investing and is not appropriate for the investor who needs ready access to cash.
•The benefits of tax deferral, long-term income, and living benefit protections mean the Contract is more beneficial to investors with a long-term investment horizon.
•Withdrawals are subject to ordinary income tax and may be subject to tax penalties.
•Principal Risks •Surrender and Withdrawals •Fee Tables •Charges and Other Deductions •Living Benefit Riders
Risks Associated with Investment Options
•An investment in this Contract is subject to the risk of poor investment performance of the investment options you choose. Performance can vary depending on the performance of the investment options available under the Contract.
•Each investment option (including the fixed account option) has its own unique risks.
•You should review the investment options before making an investment decision.
•Principal Risks •Investments of the Variable Annuity Account
Insurance Company Risks
•An investment in the Contract is subject to the risks related to Lincoln New York. Any obligations (including under the fixed account option), guarantees, or benefits of the
Contract are subject to our claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you. More information about Lincoln
Life, including our financial strength ratings, is available upon request by calling 1-
888-868-2583 or visiting www.LincolnFinancial.com.
•Principal Risks
	RESTRICTIONS	Location in Prospectus
Investments
•The frequency of transfers between investment options is restricted. There are also restrictions on the minimum amount that may be transferred from a variable option and the maximum amount that may be transferred from the fixed account option.
•We reserve the right to charge a $25 fee for each transfer if you make more than 12 transfers in one Contract Year.
•We reserve the right to remove or substitute any funds as investment options that are available under the Contract.
•Your ability to transfer between investment option may also be restricted as a result of Investment Requirements if you have elected an optional benefit.
•Principal Risks •Investments of the Variable Annuity Account
Optional Benefits
•Optional benefits may limit or restrict the investment options that you may select under the Contract. We may change these restrictions in the future.
•Optional benefit availability may vary by selling broker-dealer.
•Excess Withdrawals may reduce the value of an optional benefit by an amount greater than the value withdrawn or result in termination of the benefit.
•You are required to have a certain level of Contract Value for some new rider elections.
•We may modify or stop offering an optional benefit that is currently available at any time.
•If you elect certain optional benefits, you may be limited in the amount of Purchase
Payments that you can make (and when).
•If you purchase your Contract as part of a Fee-Based Financial Plan and elect to pay third-party advisory fees out of your Contract Value, this deduction may reduce the
Death Benefit(s) and other guaranteed benefits, and may be subject to federal and state income taxes and a 10% federal penalty tax.
•The Contracts •Living Benefit Riders •Appendix B – Investment Requirements •Appendix C — Discontinued Living Benefit Riders

	TAXES	Location in Prospectus
Tax Implications
•Consult with a tax professional to determine the tax implications of an investment in and payments received under this Contract.
•If you purchase the Contract through a tax-qualified plan or IRA, you do not get any additional tax benefit under the Contract.
•Earnings on your Contract are taxed at ordinary income tax rates when you withdraw them, and you may have to pay a penalty if you take a withdrawal before age 59½.
•Federal Tax Matters
	CONFLICTS OF INTEREST	Location in Prospectus
Exchanges
•If you already own a contract, some investment professionals may have a financial incentive to offer you a new Contract in place of the one you own. You should only exchange your contract if you determine, after comparing the features, fees, and risks of both contracts, that it is better for you to purchase the new Contract rather than continue to own your existing contract.
•The Contracts - Replacement of Existing Insurance
Overview of the Contract
Purpose of the Contract
The Lincoln ChoicePlus AssuranceSM (A-Share) variable annuity contract is designed to accumulate Contract Value and to provide income over a certain period of time or for life, subject to certain conditions. The Contract can supplement your retirement income by providing a stream of income payments during the payout phase. The benefits offered under the Contract may be a variable or fixed amount, if available, or a combination of both. The Contract also offers a Death Benefit payable to your designated Beneficiaries upon the death of the Contractowner or Annuitant.
This Contract may be appropriate if you have a long-term investment horizon. It is not intended for people who may need to make early or frequent withdrawals or intend to engage in frequent trading in the Subaccounts.
Phases of the Contract
Your Contract has two phases: (1) an accumulation (savings) phase, prior to the Annuity Commencement Date; and (2) a payout (income) phase, after the Annuity Commencement Date.
Accumulation (Savings) Phase. To help you accumulate assets during the accumulation phase, you can invest your payments and earnings in:
•
The variable options available under the Contract, each of which has an underlying mutual fund with its own investment objective, strategies, and risks; investment adviser(s); expense ratio; and performance history; and
•
A fixed account option, if available, which guarantees principal and a minimum interest rate.
A list of funds in which you currently can invest is provided in Appendix A: Funds Available Under the Contract.
Annuity (Income) Phase. You can elect to annuitize your Contract and turn your Contract Value into a stream of income payments (sometimes called Annuity Payouts), at which time the accumulation phase of the Contract ends. These payments may continue for a fixed period of years, for your entire life, or for the longer of a fixed period or your life. The payments may also be fixed or variable. Variable payments will vary based on the performance of the funds that you choose.
If you annuitize, your investments will be converted to income payments and you may no longer be able to choose to make withdrawals from your Contract. All benefits (including guaranteed minimum Death Benefits and living benefits) terminate upon annuitization.
However, several Living Benefit Riders offered under the Contract provide lifetime income payments that may be guaranteed, and still allow you to make withdrawals and be eligible for a Death Benefit. Withdrawals that exceed a Protected Income Amount are Excess Withdrawals that will reduce and could eliminate the income payments and other benefits of the rider, including access to a Death Benefit.
Primary Features and Options of the Contract
Accessing your money. During the Accumulation Phase you can surrender the Contract or withdraw part of the Contract Value. If you withdraw early, an Interest Adjustment may apply and/or you may incur a tax penalty if you are younger than 59½.
Tax treatment. You can transfer money between investment options without tax implications, and earnings (if any) on your investments are generally tax-deferred. You are taxed only when: (1) you take a withdrawal or surrender; (2) you receive an income payment from the Contract; or (3) upon payment of a Death Benefit.

Death Benefits. Your Contract includes a Death Benefit that will be paid upon the death of either the Contractowner or the Annuitant. Optional Death Benefits that pay different amounts and have different fees may be available.
Optional Living Benefit Riders. For an additional fee, you may be able to purchase one of the Living Benefit Riders listed below. Each rider offers one of the following:
•
an income/withdrawal benefit:
•
Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk), or
•
Lincoln Market Select® Advantage.
•
a minimum Annuity Payout:
•
4LATER® Select Advantage, or
•
i4LIFE® Advantage with or without the Guaranteed Income Benefit.
These Living Benefit Riders provide different methods to take income from your Contract Value or receive lifetime payments and provide certain guarantees, regardless of the investment performance of the Contract. These guarantees are subject to certain conditions, as set forth elsewhere in the prospectus.
There is no guarantee that any Living Benefit Rider (except i4LIFE® Advantage) will be available in the future, as we reserve the right to discontinue them at any time. Excess Withdrawals under certain Living Benefit Riders may result in a reduction or premature termination of those benefits or riders. If you purchase a Living Benefit Rider (except i4LIFE® Advantage without the Guaranteed Income Benefit), you will be required to adhere to Investment Requirements, which will limit your ability to invest in certain Subaccounts offered in your Contract. (These Investment Requirements are explained in Appendix B- Investment Requirements.)
Additional Services. The additional services listed below are available under the Contract for no additional charge (unless otherwise indicated).
•
Dollar-cost averaging (DCA) allows you to transfer amounts from the DCA fixed account, if available, or certain Subaccounts into other Subaccounts on a monthly basis or in accordance with other terms we make available.
•
Portfolio rebalancing is an option that restores to a pre-determined level the percentage of Contract Value allocated to each Subaccount.
•
Cross-Reinvestment allows you to automatically transfer the excess amount to another investment option when the amount invested in an investment option exceeds a baseline amount.
•
Automatic Withdrawal Service (AWS) provides for an automatic periodic withdrawal of your Contract Value. Withdrawals under AWS are subject to applicable surrender charges and applicable Interest Adjustments (as well as taxes and tax penalties).
•
Fees Associated with Fee-Based Financial Plans. This service is only available to contracts that were purchased as part of a Fee-Based Financial Plan. You may provide authorization to have your advisory fees paid to your financial professional's investment firm from your Contract Value. Advisory Fee Withdrawals may not impact benefits and values under a Death Benefit or Living Benefit Rider or be treated as a distribution for federal tax purposes under certain conditions. Advisory Fee Withdrawals may not be available in all states, and certain firms may not allow withdrawals to pay advisory fees from your Contract Value. Please check with your financial professional.
If you elect to pay a third-party advisory fee out of your Contract Value, this deduction may reduce the Death Benefit(s) and other guaranteed benefits, and may be subject to federal and state income taxes and a 10% federal penalty tax. See the prospectus (The Contracts – Death Benefits and Federal Tax Matters – Payment of Investment Advisory Fees).

Benefits Available Under the Contract
The following tables summarize information about the benefits available under the Contract. A detailed description of each benefit is available in the prospectus.
Standard Benefits
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions / Limitations
Account Value Death Benefit	Provides a Death Benefit equal to the Contract Value.	•0.75% (A-Share Contracts) •0.20% (contracts purchased as part of a Fee-Based Financial Plan)	•Poor investment performance could significantly reduce the benefit. •Withdrawals could significantly reduce the benefit.
Guarantee of Principal Death Benefit	Provides a Death Benefit equal to the greatest of (1) Contract Value; (2) all Purchase Payments, adjusted for withdrawals.	•0.80% (A-Share Contracts) •0.30% (contracts purchased as part of a Fee-Based Financial Plan)	•Withdrawals could significantly reduce the benefit.
Enhanced Guaranteed Minimum Death Benefit (EGMDB)
Provides a Death Benefit equal to the
greatest of (1) Contract Value; (2) all
Purchase Payments, adjusted for
withdrawals; (3) the highest Contract Value
on any contract anniversary prior to age 81
as adjusted for withdrawals.
•1.05% (A-Share Contract) •0.55% (contracts purchased as part of a Fee-Based Financial Plan)
•Not available if age 80 or older at the
time of issuance.
•Withdrawals could significantly reduce
the benefit.
•Poor investment performance could
significantly reduce and limit potential
increases to the highest Contract Value.

Dollar-Cost Averaging	Allows you to automatically transfer amounts between certain investment options on a monthly basis.	None	•Minimum amount to be dollar cost averaged is $1,500 over any time period between 3 and 60 months. •Cannot be used simultaneously with portfolio rebalancing or cross reinvestment.
Portfolio Rebalancing	Allows you to automatically reallocate your Contract Value among investment options on a periodic basis based on your standing allocation instructions.	None	•Cannot be used simultaneously with dollar cost averaging or cross reinvestment.
Cross-Reinvestment	When the amount invested in an investment option exceeds a baseline amount, allows you to automatically transfer the excess amount to another investment option.	None	•Cannot be used simultaneously with dollar cost averaging or portfolio rebalancing. •Not available for new participants.
Automatic Withdrawal Service	Allows you to take periodic withdrawals from your Contract automatically.	None	•Automatically terminates once i4LIFE® Advantage begins.
Advisory Fee Withdrawals	Allows you to take withdrawals from your Contract to pay the advisory fees.	None
•May not be available in all states.
•The deduction of advisory fees from
Contract Value may reduce the Death
Benefit and other guaranteed benefits
(unless the requirements listed above are
met), and may be subject to federal and
state income taxes and a 10% federal
penalty tax.

Optional Benefits – Available for Election
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions / Limitations
Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk)
Provides:
•Guaranteed lifetime periodic withdrawals;
•An Enhancement to the Protected
Income Base;
•Account Value Step-ups of the Protected
Income Base;
•Age-based increases to the Protected
Annual Income amount; and
•Nursing Home Enhancement.
•2.25% Single Life Option •2.45% Joint Life Option (as a percentage of the Protected Income Base)
•Investment Requirements apply.
•Excess Withdrawals could significantly
reduce or terminate the benefit.
•Any withdrawal may negatively impact or
eliminate the potential for enhancements
or step-ups.
•Subject to a $10 million maximum
Protected Income Base across all Living
Benefit Riders.
•Purchase Payments and step-ups may
increase fee rate.
•Additional Purchase Payments may be
limited.

Lincoln Market Select® Advantage
Provides:
•Guaranteed lifetime periodic withdrawals;
•An Enhancement to the Protected
Income Base;
•Account Value Step-ups of the Protected
Income Base; and
•Age-based increases to the Protected
Annual Income amount.
•2.25% Single Life Option •2.45% Joint Life Option (as a percentage of the Protected Income Base)
•Investment Requirements apply.
•Excess Withdrawals could significantly
reduce or terminate the benefit.
•Any withdrawal may negatively impact or
eliminate the potential for enhancements
or step-ups.
•Subject to a $10 million maximum
Protected Income Base across all Living
Benefit Riders.
•Purchase Payments and step-ups may
increase fee rate.
•Additional Purchase Payments may be
limited.

4LATER® Select Advantage
Provides:
•Protected Income Base which will be
used to establish the amount of the
Guaranteed Income Benefit upon the
election of i4LIFE® Advantage;
•An Enhancement to the Protected
Income Base;
•Account Value Step-ups of the Protected
Income Base.
Must later transition to i4LIFE®
Advantage Select Guaranteed Income
Benefit in order to receive a benefit from
4LATER® Select Advantage.
•2.75% Single and Joint Life Options (as a percentage of the Protected Income Base)
•Investment Requirements apply.
•Withdrawals could significantly reduce or
terminate the benefit.
•Not available for purchase with a
qualified contract.
•Subject to a $10 million maximum
Protected Income Base across all Living
Benefit Riders.
•Purchase Payments and step-ups may
increase fee rate.
•Additional Purchase Payments may be
limited.

Optional Benefits – Available for Election
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions / Limitations
i4LIFE® Advantage
Provides:
•Variable periodic Regular Income
Payments for life.
•The ability to make additional
withdrawals and surrender the Contract
during the Access Period.
•The optional Guaranteed Income Benefit,
which provides a minimum payout floor
for those Regular Income Payments.

•i4LIFE® Advantage:
0.40% in addition to
the base contract
expense for the
Death Benefit you
have elected.
•Guaranteed Income
Benefit (Managed
Risk): 2.25%*
(single life option)
2.45%* (joint life
option)
•*The Guaranteed
Income Benefit
charge is in addition
to the i4LIFE®
Advantage charge
and your base
contract expense.

•Guaranteed Income Benefit limits
available investment options (Investment
Requirements apply).
•Withdrawals could significantly reduce or
terminate the benefit.
•Restrictions apply to the length of the
Access Period.
•Additional Purchase Payments may be
subject to restrictions.

Rate Sheets
The current Enhancement rate, Protected Annual Income rates, and Guaranteed Income Benefit percentages available under certain Living Benefit Riders are declared in a Rate Sheet prospectus supplement. The Rate Sheet indicates the current rates and/or current percentages and the date by which your application or rider election form must be signed and dated for a rider to be issued with those rates and/or percentages. The rates and/or percentages may be superseded at any time, in our sole discretion, and may be higher or lower than the rates and/or percentages on the previous Rate Sheet.
The effective date of a subsequent Rate Sheet will be at least 10 days after it is filed. In order to get the rate and/or percentage indicated in a Rate Sheet, your application or rider election form must be sent to us, and must be signed and dated on or after the effective date of the Rate Sheet. Current Rate Sheets will be included with the prospectus. You can also obtain the most current Rate Sheet by contacting your registered representative, online at www.lfg.com/VAprospectus or by calling us at 1-888-868-2583.
Buying the Contract
If you wish to purchase a Contract, you must apply for it through a registered representative authorized by us. The completed application is sent to us and we decide whether to accept or reject it. If the application is accepted, a Contract is prepared and executed by our legally authorized officers. The Contract (and a statement confirming your investments) is then sent to you either directly or through your registered representative. The purchase of multiple contracts with identical Contractowners, Annuitants and Beneficiaries will be allowed only upon Servicing Office approval.
When a completed application and all other information necessary for processing a purchase order is received in Good Order at our Servicing Office at Lincoln Life & Annuity Company of New York, PO Box 2348, Fort Wayne, IN 46801-2348, an initial Purchase Payment will be priced no later than two business days after we receive the order. If you submit your application and/or initial Purchase Payment to your registered representative, we will not begin processing your purchase order until we receive the application and initial Purchase Payment from your registered representative’s broker-dealer. While attempting to finish an incomplete application, we may hold the initial Purchase Payment for no more than five business days unless we receive your consent to our retaining the payment until the application is completed. If the incomplete application cannot be completed within those five days and we have not received your consent, you will be informed of the reasons, and the Purchase Payment will be returned immediately. Once the application is complete, we will allocate your initial Purchase Payment within two business days.
Purchase Payments – Investing in the Contract
You may make Purchase Payments to the Contract at any time, prior to the Annuity Commencement Date, subject to certain conditions. You are not required to make any additional Purchase Payments after the initial Purchase Payment. If we receive an additional Purchase Payment before the close of the New York Stock Exchange (typically 4:00 PM New York time, or EST), we will credit your purchase payment that day. If we receive your additional Purchase Payment after the close of the New York Stock Exchange, your payment will be applied on the next business day.

The minimum initial Purchase Payment is $1,500 ($10,000 if sold as part of a Fee-Based Financial Plan). The minimum initial Contract Value for nonqualified contracts sold as part of a Fee-Based Financial Plan where i4LIFE® Advantage is elected, and where the Contractowner, joint owner and Annuitant are ages 86 to 89 (subject to additional terms and limitations and Servicing Office approval) is $50,000. The minimum annual amount for additional Purchase Payments is $300.
For additional Purchase Payments the minimum payment to the Contract at any one time is $100 ($25 if transmitted electronically), and the minimum annual amount is $300. Please check with your registered representative about making additional Purchase Payments since the requirements of your state may vary. If a Purchase Payment is submitted that does not meet the minimum amount, we will contact you to ask whether additional money will be sent, or whether we should return the Purchase Payment to you.
Purchase Payments totaling $2 million or more are subject to Servicing Office approval. This amount takes into consideration the total Purchase Payments for all variable annuity contracts issued by the Company (or its affiliates) (excluding Lincoln Investor Advantage and Lincoln Level AdvantageSM contracts) for the same Contractowner, joint owner, and/or Annuitant.
If you elect a Living Benefit Rider, you may be subject to further restrictions on your ability to make additional Purchase Payments, as described in the prospectus. These restrictions and limitations will limit your ability to increase your Contract Value (or Account Value under i4LIFE® Advantage with any version of Guaranteed Income Benefit) and/or increase the amount of any guaranteed benefit under a Living Benefit Rider by making additional Purchase Payments to the Contract.
Making Withdrawals: Accessing the Money in Your Contract
Before the Annuity Commencement Date – During the Accumulation (Savings) Phase
You can access the money in your Contract by making a withdrawal, which will reduce the value of your Contract (including the amount of the death benefit and certain living benefits). You may withdraw all or a portion of the Contract Value (minus applicable charges and other adjustments, discussed below). However, withdrawing the entire cash value of your Contract will terminate your Contract.
Before the Annuity Commencement Date, you can completely surrender the Contract or withdraw part of the Contract Value upon your written request on an approved Lincoln distribution request form (available from the Servicing Office), fax, or other electronic means. Withdrawal requests may also be made by telephone or our website, subject to certain restrictions. All surrenders and withdrawals must be made in accordance with the rules discussed in the prospectus. The amount available upon surrender or withdrawal is the Contract Value less any applicable charges, fees, and taxes at the end of the Valuation Period during which the written request for surrender or withdrawal is received in Good Order at the Servicing Office.
If we receive a surrender or withdrawal request in Good Order at our Servicing Office before the close of regular trading on the New York Stock Exchange (normally 4:00 p.m., New York time), we will process the request using the Accumulation Unit value computed on that Valuation Date. If we receive a surrender or withdrawal request in Good Order at our Servicing Office after New York Stock Exchange regular market close, we will process the request using the Accumulation Unit value computed on the next Valuation Date.
The minimum amount which can be withdrawn is $300. Unless a request for withdrawal specifies otherwise, withdrawals will be made from all Subaccounts within the VAA and from the fixed account in the same proportion that the amount of withdrawal bears to the total Contract Value. Surrenders and withdrawals from the fixed account may be subject to an Interest Adjustment. Unless prohibited, surrender and withdrawal payments will be mailed within seven days after we receive a valid written request at the Servicing Office. The payment may be postponed as permitted by applicable law.
There are tax consequences for surrenders and withdrawals.
Certain withdrawals may reduce the value of any optional living benefits you elected or even terminate the benefit.
Some optional living benefits provide withdrawal options.
There are limitations associated with taking money out of the Contract, including the following:
Limitations on withdrawal amounts	•The minimum withdrawal amount is $300.
Negative impact on benefits and guarantees of your Contract	•A withdrawal may have a negative impact on certain optional benefits that you may elect. It may reduce the value of or even terminate certain benefits.
Internal Revenue Code or Retirement Plan	•Depending on the circumstances, the Internal Revenue Code or your retirement plan may restrict your ability to take withdrawals.

After the Annuity Commencement Date – During the Annuity (Income) Phase
After the Annuity Commencement Date, you will receive payments under the annuity payment option you select, but generally you may not take any other withdrawals or surrender your Contract. Surrender or withdrawal rights after the Annuity Commencement Date, if any, depend on the Annuity Payout option selected.
Additional Information About Fees
Fee Tables
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering or making withdrawals from the Contract. Please refer to your Contract Specifications page for information about the specific fees you will pay each year based on the options you have elected. The charges for Contracts purchased as part of a Fee-Based Financial Plan do not reflect any advisory fees paid to a financial intermediary from Contract Value or other assets of the Contractowner. If such charges were reflected, the ongoing fees and expenses would be higher.
The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender or make withdrawals from the Contract, or transfer Contract Value between investment options, and/or the fixed account (if available). No state premium tax is currently deducted. Currently there is no premium tax levied for New York residents.

TRANSACTION EXPENSES

Sales charge (as a percentage of Gross Purchase Payments):[1]	5.50%
Transfer Charge:[2]	Up to $25
We may also apply an Interest Adjustment to amounts being withdrawn, surrendered or transferred from a
Guaranteed Period of the fixed account (except for dollar cost averaging, cross-reinvestment, withdrawals up to the
Maximum Annual Withdrawal amount under Lincoln SmartSecurity® Advantage and Regular Income Payments
under i4LIFE® Advantage). See Fixed Side of the Contract.

1
The sales charge percentage decreases as the value accumulated under certain of the owner’s investment increases. For contracts purchased prior to November 15, 2010, the maximum sales charge is 5.75%. The sales charge will be waived for contracts purchased as part of a Fee-Based Financial Plan. See Charges and Other Deductions.
2
The transfer charge will not be imposed on the first 12 transfers during a Contract Year. We reserve the right to charge a $25 fee for the 13th and each additional transfer during any Contract Year, excluding automatic dollar cost averaging, portfolio rebalancing and cross reinvestment transfers.
The next table describes the fees and expenses that you will pay each year during the time that you own the Contract (not including fund fees and expenses). If you choose to purchase an optional benefit, you will pay additional charges as shown below.

ANNUAL CONTRACT EXPENSES

Contracts Purchased as Part of a Fee-Based Financial Plan
Administrative Expense (Annual Account Fee):[1]	$50

Base Contract Expenses (as a percentage of average Account Value in the Subaccounts)[2]
Account Value Death Benefit	0.20%
Guarantee of Principal Death Benefit	0.30%
Enhanced Guaranteed Minimum Death Benefit (EGMDB)	0.55%

	Single Life	Joint Life
Optional Benefit Expenses (Protected Lifetime Income Fees)
Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk):[3,4]
Guaranteed Maximum Annual Charge	2.25%	2.45%
Lincoln Market Select® Advantage:[3,4]
Guaranteed Maximum Annual Charge	2.25%	2.45%
4LATER® Select Advantage:[3,5]
Guaranteed Maximum Annual Charge	2.25%	2.45%
i4LIFE® Advantage:[6]
Current Charge	0.40%	0.40%
i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk:[3,7]
Guaranteed Maximum Charge	2.25%	2.45%
1
During the accumulation phase, the account fee will be deducted from your Contract Value on each contract anniversary, or upon surrender of the Contract. The account fee will be waived if your Contract Value is $50,000 or more on the contract anniversary (or date of surrender). This account fee will be waived after the fifteenth Contract Year, regardless of your Contract Value unless your Contract was purchased as part of a Fee-Based Financial Plan on and after May 22, 2017. We don't assess the account fee on contracts issued to individuals who purchased the Contract as part of a Fee-Based Financial Plan prior to May 22, 2017.
2
The base contract expense includes an administrative charge of 0.10%. The current rider charge rate will be less than or equal to the stated maximum charge rate.
3
The current charge for new elections of this rider is disclosed in a Rate Sheet. The rates and/or percentages from previous effective periods are included in an Appendix to this prospectus.
4
As an annualized percentage of the Protected Income Base, as increased for subsequent Purchase Payments, Account Value Step-ups and Enhancements, and decreased by Excess Withdrawals. This fee is deducted from the Contract Value proportionately on a quarterly basis. This same fee applies when transitioning to the appropriate version of i4LIFE® Advantage Guaranteed Income Benefit (if available).
5
As an annualized percentage of the Protected Income Base, as increased for subsequent Purchase Payments, Account Value Step-ups and Enhancements, and decreased by withdrawals. This fee is deducted from the Contract Value on a quarterly basis. This same fee applies when transitioning to the appropriate version of i4LIFE® Advantage Guaranteed Income Benefit (if available).
6
As an annualized percentage of average Account Value, computed daily. This charge is assessed only on and after the effective date of i4LIFE® Advantage and is added to your base contract expense. These charges continue during the Access Period. During the Lifetime Income Period, the i4LIFE® Advantage charge rate of 0.40% is added to the Account Value Death Benefit base contract expense.
7
These charges are added to the i4LIFE® Advantage charges to comprise the total charges reflected. During the Lifetime Income Period, the Guaranteed Income
Benefit charge rate is the base contract expense plus the i4LIFE® Advantage Guaranteed Income Benefit charge.
The next item shows the minimum and maximum total annual operating expenses charged by the funds that you may pay periodically during the time that you own the Contract. A complete list of funds available under the Contract, including their annual expenses, may be found in Appendix A: Funds Available Under the Contract.
Annual Fund Expenses	Minimum	Maximum
Expenses that are deducted from the fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses before any waivers or expense reimbursements	0.48%	4.08%
Expenses that are deducted from the fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses after any waivers or expense reimbursements.[1]	0.48%	1.58%
1
Any expense waivers or reimbursements will remain in effect until at least April 30, 2025, and can only be terminated early with approval by the fund’s board of directors.

EXAMPLES
The following Examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include transaction expenses, contract fees, annual contract expenses, and annual fund fees and expenses.
The first Example assumes that you invest $100,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year, the maximum fees and expenses of any of the funds and that EGMDB Death Benefit and Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) at the guaranteed maximum charge are in effect. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
1) If you surrender your Contract at the end of the applicable time period:
1 year	3 years	5 years	10 years
$12,291	$26,006	$39,851	$74,649
2) If you annuitize or do not surrender your Contract at the end of the applicable time period:
1 year	3 years	5 years	10 years
$12,291	$26,006	$39,851	$74,649
The next Example assumes that you invest $100,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year, the maximum fees and expenses of any of the funds and that i4LIFE® Advantage with the EGMDB Death Benefit and Guaranteed Income Benefit (Managed Risk) at the guaranteed maximum charge are in effect. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
1) If you surrender your Contract at the end of the applicable time period:
1 year	3 years	5 years	10 years
$12,481	$25,927	$38,714	$68,009
2) If you annuitize or do not surrender your Contract at the end of the applicable time period:
1 year	3 years	5 years	10 years
$12,481	$25,927	$38,714	$68,009

Appendix A — Funds Available Under The Contract
The following is a list of funds currently available under the Contract. Depending on the optional benefits you choose, you may not be able to invest in certain funds. Current performance of the Subaccounts can be found at www.lfg.com/VAprospectus. More information about the funds is available in the prospectuses for the Funds, which may be amended from time to time and can be found online at www.lfg.com/VAprospectus. You can also request this information and current fund performance at no cost by calling 1-888-868-2583 or by sending an email request to CustServSupportTeam@lfg.com.
The current expenses and performance information below reflects fees and expenses of the Fund, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each fund’s past performance is not necessarily an indication of future performance.
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
Long-term growth of capital.	AB VPS Discovery Value Portfolio - Class B advised by AllianceBernstein L.P.	1.06%	16.86%	10.51%	7.29%
Long-term growth of capital.	AB VPS Sustainable Global Thematic Portfolio - Class B advised by AllianceBernstein L.P.	1.17%[2]	15.70%	13.27%	9.33%
Long-term growth of capital.	ClearBridge Variable Large Cap Growth Portfolio - Class II advised by Legg Mason Partners Fund Advisor, LLC	1.01%	43.66%	15.22%	N/A
Long-term growth of capital.	ClearBridge Variable Mid Cap Portfolio - Class II advised by Legg Mason Partners Fund Advisor, LLC	1.08%	12.62%	10.46%	6.83%
Capital Appreciation. A fund of funds.	DWS Alternative Asset Allocation VIP Portfolio - Class B advised by DWS Investment Management Americas, Inc.	1.21%	5.67%	5.70%	2.63%
Income and capital growth consistent with reasonable risk.	Fidelity® VIP Balanced Portfolio - Service Class 2	0.69%	21.29%	12.16%	8.81%
Long-term capital appreciation.	Fidelity® VIP Contrafund® Portfolio - Service Class 2	0.81%	33.12%	16.36%	11.33%
High total return. A fund of funds.	Fidelity® VIP FundsManager® 50% Portfolio - Service Class 2	0.85%[2]	12.65%	7.36%	5.35%
To achieve capital appreciation.	Fidelity® VIP Growth Portfolio - Service Class 2	0.83%	35.89%	19.34%	14.51%
Long-term growth of capital.	Fidelity® VIP Mid Cap Portfolio - Service Class 2	0.82%	14.80%	12.17%	7.85%
To provide long-term capital appreciation.	First Trust Capital Strength Hedged Equity Portfolio – Class I	1.25%[2]	N/A	N/A	N/A
To provide capital appreciation.	First Trust Capital Strength Portfolio – Class I	1.10%[2]	7.75%	N/A	N/A
To provide long-term capital appreciation.	First Trust Growth Strength Portfolio – Class I	1.20%[2]	N/A	N/A	N/A
To provide capital appreciation.	First Trust International Developed Capital Strength Portfolio – Class I	1.20%[2]	16.90%	N/A	N/A

Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
To provide total return by allocating among dividend-paying stocks and investment grade bonds.	First Trust/Dow Jones Dividend & Income Allocation Portfolio - Class I6	1.19%	10.51%	7.23%	6.53%
Capital appreciation with income as a secondary objective.	Franklin Allocation VIP Fund - Class 4	0.92%[2]	14.62%	7.44%	4.64%
To maximize income while maintaining prospects for capital appreciation.	Franklin Income VIP Fund - Class 4	0.81%[2]	8.55%	6.88%	4.90%
Balance of growth of capital and income. A fund of funds.	Franklin Multi-Asset Variable Conservative Growth - Class II advised by Legg Mason Partners Fund Advisor, LLC	0.97%	14.28%	7.10%	N/A
Capital appreciation; income is a secondary consideration.	Franklin Mutual Shares VIP Fund - Class 4	1.03%	13.31%	7.71%	5.32%
To seek to achieve a high level of total return on its assets through a combination of capital appreciation and current income.	Invesco V.I. Equally-Weighted S&P 500 Fund - Series II Shares[5]	0.59%	13.43%	13.17%	9.76%
Long-term growth of capital.	Invesco V.I. EQV International Equity Fund - Series II Shares	1.15%	17.86%	8.15%	4.07%
Seeks, over a specified annual period (an “Outcome Period”), to provide returns that track those of the Invesco QQQ TrustSM , Series 1 up to a cap, while providing a buffer against losses. A fund of funds.	Lincoln Hedged Nasdaq-100 Fund - Service Class This fund will be available on or about May 20, 2024. Please consult your registered representative.	1.20%[2]	36.33%	N/A	N/A
Over a specified annual period (an “Outcome Period”), to provide returns that track those of the S&P 500 Price Return Index (“Index”) up to a cap, while providing a buffer against losses. A fund of funds.	Lincoln Hedged S&P 500 Conservative Fund - Service Class[4] This fund will be available on or about May 20, 2024. Please consult your registered representative.	1.05%[2]	13.00%	N/A	N/A
Over a specified annual period (an “Outcome Period”), to provide returns that track those of the S&P 500 Price Return Index (“Index”) up to a cap, while providing a buffer against losses. A fund of funds.	Lincoln Hedged S&P 500 Fund - Service Class[4] This fund will be available on or about May 20, 2024. Please consult your registered representative.	1.05%[2]	16.63%	N/A	N/A
Seeks, over a specified annual period
(an “Outcome Period”), to provide
returns that track those of the Invesco
QQQ TrustSM , Series 1 up to a cap,
while providing a buffer against losses.
A fund of funds.
	Lincoln Opportunistic Hedged Equity Fund - Service Class	1.05%[2]	N/A	N/A	N/A
Long-term capital growth.	LVIP AllianceBernstein Large Cap Growth Fund - Service Class advised by Lincoln Financial Investments Corporation	0.88%[2]	45.95%	13.04%	11.39%

Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
Long-term capital growth and current income by investing approximately 60% of its assets in equity securities and the remainder in bonds and other fixed- income securities.	LVIP American Century Balanced Fund - Service Class advised by Lincoln Financial Investments Corporation	1.02%[2]	16.12%	8.20%	N/A
Capital growth.	LVIP American Century Capital Appreciation Fund - Service Class advised by Lincoln Financial Investments Corporation This fund will be available on or about May 20, 2024. Please consult your registered representative.	0.94%[2]	20.55%	13.09%	N/A
Capital growth; income is a secondary consideration.	LVIP American Century Disciplined Core Value Fund - Service Class advised by Lincoln Financial Investments Corporation This fund will be available on or about May 20, 2024. Please consult your registered representative.	0.96%[2]	8.24%	9.92%	7.92%
Long-term total return using a strategy that seeks to protect against U.S. inflation.	LVIP American Century Inflation Protection Fund - Service Class advised by Lincoln Financial Investments Corporation This fund will be available on or about May 20, 2024. Please consult your registered representative.	0.77%[2]	3.40%	2.65%	1.90%
Capital growth.	LVIP American Century International Fund - Service Class advised by Lincoln Financial Investments Corporation This fund will be available on or about May 20, 2024. Please consult your registered representative.	1.10%[2]	12.43%	8.12%	3.91%
Long-term capital growth, income is secondary objective.	LVIP American Century Large Company Value Fund - Service Class advised by Lincoln Financial Investments Corporation	0.85%[2]	3.78%	10.37%	7.58%
Long-term capital growth, income is secondary objective.	LVIP American Century Mid Cap Value Fund - Service Class advised by Lincoln Financial Investments Corporation This fund will be available on or about May 20, 2024. Please consult your registered representative.	1.01%[2]	6.03%	10.90%	8.61%
Capital Appreciation.	LVIP American Century Select Mid Cap Managed Volatility Fund - Service Class advised by Lincoln Financial Investments Corporation	1.17%[2]	9.13%	10.18%	N/A

Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
Long-term capital growth.	LVIP American Century Ultra Fund - Service Class advised by Lincoln Financial Investments Corporation This fund will be available on or about May 20, 2024. Please consult your registered representative.	0.90%[2]	43.27%	19.07%	14.47%
Long-term capital growth; income is a secondary consideration.	LVIP American Century Value Fund - Service Class advised by Lincoln Financial Investments Corporation This fund will be available on or about May 20, 2024. Please consult your registered representative.	0.86%[2]	9.02%	11.71%	8.36%
Long-term growth of capital. A master- feeder fund.	LVIP American Global Growth Fund - Service Class II advised by Lincoln Financial Investments Corporation	1.03%	22.16%	13.24%	9.17%
Long-term growth of capital. A master- feeder fund.	LVIP American Global Small Capitalization Fund - Service Class II advised by Lincoln Financial Investments Corporation	1.30%[2]	15.72%	7.88%	5.36%
Growth of capital. A master-feeder fund.	LVIP American Growth Fund - Service Class II advised by Lincoln Financial Investments Corporation	0.95%	37.99%	18.26%	13.94%
Long-term growth of capital and income. A master-feeder fund.	LVIP American Growth-Income Fund - Service Class II advised by Lincoln Financial Investments Corporation	0.89%	25.72%	12.97%	10.53%
Long-term growth of capital. A master- feeder fund.	LVIP American International Fund - Service Class II advised by Lincoln Financial Investments Corporation	1.15%	15.41%	4.45%	3.03%
Capital Appreciation.	LVIP Baron Growth Opportunities Fund - Service Class advised by Lincoln Financial Investments Corporation	1.15%[2]	17.81%	13.66%	9.35%
Reasonable income.	LVIP BlackRock Dividend Value Managed Volatility Fund - Service Class advised by Lincoln Financial Investments Corporation	0.91%[2]	9.12%	9.27%	6.16%
High total investment return.	LVIP BlackRock Global Allocation Fund - Service Class advised by Lincoln Financial Investments Corporation	0.98%[2]	13.35%	N/A	N/A
Capital Appreciation. A fund of funds.	LVIP BlackRock Global Allocation Managed Risk Fund - Service Class advised by Lincoln Financial Investments Corporation	1.18%[2]	11.25%	4.66%	2.44%

Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
A balance between current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.	LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund - Service Class advised by Lincoln Financial Investments Corporation	0.77%[2]	11.29%	4.45%	N/A
To maximize real return, consistent with preservation of real capital and prudent investment management.	LVIP BlackRock Inflation Protected Bond Fund - Service Class advised by Lincoln Financial Investments Corporation	0.88%	4.81%	2.90%	1.93%
Total return through a combination of current income and long-term capital appreciation.	LVIP BlackRock Real Estate Fund - Service Class advised by Lincoln Financial Investments Corporation	1.07%[2]	12.79%	4.50%	3.59%
A balance between current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.	LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund - Service Class advised by Lincoln Financial Investments Corporation	0.74%[2]	11.96%	5.36%	N/A
Long-term growth of capital in a manner consistent with the preservation of capital.	LVIP Blended Large Cap Growth Managed Volatility Fund - Service Class advised by Lincoln Financial Investments Corporation	0.92%[2]	33.81%	13.53%	9.01%
Capital Appreciation.	LVIP Blended Mid Cap Managed Volatility Fund - Service Class advised by Lincoln Financial Investments Corporation	0.98%[2]	17.46%	9.94%	6.14%
Seeks long-term capital appreciation.	LVIP Channing Small Cap Value Fund - Service Class advised by Lincoln Financial Investments Corporation	1.13%	19.65%	N/A	N/A
Capital Appreciation.	LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund - Service Class advised by Lincoln Financial Investments Corporation	1.01%[2]	22.11%	10.71%	N/A
Long-term capital appreciation.	LVIP Dimensional International Core Equity Fund - Service Class advised by Lincoln Financial Investments Corporation	0.87%[2]	15.72%	7.72%	N/A
Long-term capital appreciation. A fund of funds.	LVIP Dimensional International Equity Managed Volatility Fund - Service Class advised by Lincoln Financial Investments Corporation	1.01%	16.40%	5.24%	2.03%
Long-term capital appreciation.	LVIP Dimensional U.S. Core Equity 1 Fund - Service Class advised by Lincoln Financial Investments Corporation	0.75%[2]	22.36%	14.59%	10.69%
Long-term capital appreciation.	LVIP Dimensional U.S. Core Equity 2 Fund - Service Class advised by Lincoln Financial Investments Corporation	0.74%	21.35%	14.45%	N/A

Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
Long-term capital appreciation. A fund of funds.	LVIP Dimensional U.S. Equity Managed Volatility Fund - Service Class advised by Lincoln Financial Investments Corporation	0.86%[2]	21.64%	12.58%	7.75%
Capital Appreciation. A fund of funds.	LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund - Service Class advised by Lincoln Financial Investments Corporation	0.99%[2]	24.81%	12.84%	8.06%
Long-term capital growth.	LVIP Franklin Templeton Global Equity Managed Volatility Fund - Service Class advised by Lincoln Financial Investments Corporation	0.98%[2]	16.95%	8.71%	4.32%
To maximize long-term capital appreciation.	LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund - Service Class advised by Lincoln Financial Investments Corporation	0.75%[2]	9.76%	2.86%	1.34%
To maximize long-term capital appreciation.	LVIP Franklin Templeton Multi-Factor International Equity Fund - Service Class advised by Lincoln Financial Investments Corporation	0.66%[2]	18.62%	6.47%	4.13%
To maximize long-term capital appreciation.	LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund - Service Class advised by Lincoln Financial Investments Corporation	0.61%[2]	17.09%	12.53%	9.79%
To maximize long-term capital appreciation.	LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund - Service Class advised by Lincoln Financial Investments Corporation	0.64%[2]	15.25%	11.14%	6.89%
Capital appreciation. A fund of funds.	LVIP Global Aggressive Growth Allocation Managed Risk Fund - Service Class advised by Lincoln Financial Investments Corporation	1.04%[2]	13.80%	5.40%	N/A
A high level of current income with some consideration given to growth of capital. A fund of funds.	LVIP Global Conservative Allocation Managed Risk Fund - Service Class advised by Lincoln Financial Investments Corporation	1.02%[2]	9.45%	3.97%	3.26%
A balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.	LVIP Global Growth Allocation Managed Risk Fund - Service Class advised by Lincoln Financial Investments Corporation	1.01%[2]	13.05%	4.71%	3.46%
A balance between a high level of current income and growth of capital, with an emphasis on growth of capital. A fund of funds.	LVIP Global Moderate Allocation Managed Risk Fund - Service Class advised by Lincoln Financial Investments Corporation	1.00%[2]	11.56%	4.30%	3.30%
Current income while (i)maintaining a stable value of your shares (providing stability of net asset value) and (ii) preserving the value of your initial investment (preservation of capital).	LVIP Government Money Market Fund - Service Class advised by Lincoln Financial Investments Corporation	0.64%[2]	4.48%	1.46%	0.87%

Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
Capital Appreciation.	LVIP Invesco Select Equity Income Managed Volatility Fund - Service Class advised by Lincoln Financial Investments Corporation	0.93%[2]	11.79%	9.71%	N/A
To maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities.	LVIP JPMorgan Core Bond Fund - Service Class advised by Lincoln Financial Investments Corporation	0.74%	5.66%	1.04%	1.56%
A high level of current income; capital appreciation is the secondary objective.	LVIP JPMorgan High Yield Fund - Service Class advised by Lincoln Financial Investments Corporation	0.93%[2]	11.49%	4.69%	3.73%
Capital appreciation with the secondary goal of achieving current income by investing in equity securities.	LVIP JPMorgan Mid Cap Value Fund - Service Class advised by Lincoln Financial Investments Corporation	0.99%	N/A	N/A	N/A
Current income and some capital appreciation. A fund of funds.	LVIP JPMorgan Retirement Income Fund - Service Class advised by Lincoln Financial Investments Corporation	0.93%[2]	11.32%	4.75%	3.68%
Long-term capital appreciation.	LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Service Class advised by Lincoln Financial Investments Corporation	1.03%[2]	11.80%	8.97%	5.35%
Capital growth over the long term.	LVIP JPMorgan Small Cap Core Fund - Service Class advised by Lincoln Financial Investments Corporation	1.03%	12.80%	9.12%	6.81%
High total return.	LVIP JPMorgan U.S. Equity Fund - Service Class advised by Lincoln Financial Investments Corporation	0.94%	26.84%	16.86%	12.15%
Maximum current income (yield) consistent with a prudent investment strategy.	LVIP Macquarie Bond Fund - Service Class[3] advised by Lincoln Financial Investments Corporation	0.72%	5.57%	1.14%	1.64%
Total return.	LVIP Macquarie Diversified Floating Rate Fund - Service Class[3] advised by Lincoln Financial Investments Corporation	0.88%[2]	5.31%	2.13%	1.43%
Maximum long-term total return consistent with reasonable risk.	LVIP Macquarie Diversified Income Fund - Service Class[3] advised by Lincoln Financial Investments Corporation	0.84%[2]	5.94%	1.75%	1.80%
Total return and, as a secondary objective, high current income.	LVIP Macquarie High Yield Fund - Service Class[3] advised by Lincoln Financial Investments Corporation	1.04%[2]	12.34%	5.19%	3.25%

Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
Maximum total return, consistent with reasonable risk.	LVIP Macquarie Limited-Term Diversified Income Fund - Service Class[3] advised by Lincoln Financial Investments Corporation	0.83%[2]	4.68%	1.56%	1.36%
To maximize long-term capital appreciation.	LVIP Macquarie Mid Cap Value Fund - Service Class[3] advised by Lincoln Financial Investments Corporation	0.78%	10.86%	11.49%	8.24%
Long-term capital appreciation.	LVIP Macquarie SMID Cap Core Fund - Service Class[3] advised by Lincoln Financial Investments Corporation	1.10%[2]	16.10%	11.91%	8.06%
To maximize long-term capital appreciation.	LVIP Macquarie Social Awareness Fund - Service Class[3] advised by Lincoln Financial Investments Corporation	0.80%	29.72%	15.45%	10.93%
Long-term capital appreciation.	LVIP Macquarie U.S. Growth Fund - Service Class[3] advised by Lincoln Financial Investments Corporation	1.02%	47.90%	18.02%	12.22%
Maximum long-term total return, with capital appreciation as a secondary objective.	LVIP Macquarie U.S. REIT Fund - Service Class[3] advised by Lincoln Financial Investments Corporation	1.13%[2]	12.24%	6.14%	5.94%
Long-term capital appreciation.	LVIP Macquarie Value Fund - Service Class[3] advised by Lincoln Financial Investments Corporation	0.98%	3.18%	7.78%	7.54%
To provide a responsible level of income and the potential for capital appreciation.	LVIP Macquarie Wealth Builder Fund - Service Class[3] advised by Lincoln Financial Investments Corporation	0.96%[2]	9.64%	5.69%	4.19%
Capital Appreciation. A fund of funds.	LVIP MFS International Equity Managed Volatility Fund - Service Class advised by Lincoln Financial Investments Corporation	1.18%[2]	13.59%	6.52%	3.94%
Long-term capital appreciation.	LVIP MFS International Growth Fund - Service Class advised by Lincoln Financial Investments Corporation	1.05%[2]	14.42%	9.55%	6.31%
Capital Appreciation.	LVIP MFS Value Fund - Service Class advised by Lincoln Financial Investments Corporation	0.87%[2]	7.80%	11.10%	8.30%
Current income consistent with the preservation of capital.	LVIP Mondrian Global Income Fund - Service Class advised by Lincoln Financial Investments Corporation	0.90%[2]	3.76%	-1.16%	0.01%
Long-term capital appreciation as measured by the change in the value of fund shares over a period of three years or longer.	LVIP Mondrian International Value Fund - Service Class advised by Lincoln Financial Investments Corporation	1.00%[2]	19.81%	5.77%	3.19%

Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
Long-term growth of capital. A fund of funds.	LVIP Multi-Manager Global Equity Managed Volatility Fund - Service Class advised by Lincoln Financial Investments Corporation	1.14%[2]	25.58%	10.25%	N/A
To seek a high level of current income consistent with preservation of capital.	LVIP PIMCO Low Duration Bond Fund - Service Class advised by Lincoln Financial Investments Corporation	0.93%[2]	4.61%	1.04%	N/A
To match as closely as practicable, before fees and expenses, the performance of the Bloomberg U.S. Aggregate Index.	LVIP SSGA Bond Index Fund - Service Class advised by Lincoln Financial Investments Corporation	0.62%[2]	5.03%	0.52%	1.23%
A high level of current income, with some consideration given to growth of capital. A fund of funds.	LVIP SSGA Conservative Index Allocation Fund - Service Class advised by Lincoln Financial Investments Corporation	0.76%[2]	10.46%	5.02%	3.83%
To provide investment results that, before fees and expenses, correspond generally to the total return of the MSCI Emerging Markets Index that tracks performance of emerging market equity securities.	LVIP SSGA Emerging Markets Equity Index Fund - Service Class advised by Lincoln Financial Investments Corporation	0.75%[2]	8.56%	2.48%	N/A
Long-term growth of capital. A fund of funds.	LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Service Class advised by Lincoln Financial Investments Corporation	0.84%[2]	13.22%	6.02%	3.65%
To approximate as closely as practicable, before fees and expenses, the performance of a broad market index of non-U.S. foreign securities.	LVIP SSGA International Index Fund - Service Class advised by Lincoln Financial Investments Corporation	0.64%[2]	17.27%	7.70%	3.76%
Capital Appreciation. A fund of funds.	LVIP SSGA International Managed Volatility Fund - Service Class advised by Lincoln Financial Investments Corporation	0.88%[2]	17.15%	4.68%	N/A
Capital Appreciation. A fund of funds.	LVIP SSGA Large Cap Managed Volatility Fund - Service Class advised by Lincoln Financial Investments Corporation	0.72%[2]	24.13%	12.94%	8.64%
Seek to approximate as closely as practicable, before fees and expenses, the performance of a broad market index that emphasizes stocks of mid-sized U.S. companies.	LVIP SSGA Mid-Cap Index Fund - Service Class advised by Lincoln Financial Investments Corporation	0.60%[2]	15.75%	11.94%	N/A
A balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.	LVIP SSGA Moderate Index Allocation Fund - Service Class advised by Lincoln Financial Investments Corporation	0.76%	13.28%	7.11%	5.07%
A balance between high level of current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.	LVIP SSGA Moderately Aggressive Index Allocation Fund - Service Class advised by Lincoln Financial Investments Corporation	0.76%	14.54%	7.77%	5.45%

Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
To approximate as closely as practicable, before fees and expenses, the total rate of return of common stocks publicly traded in the United States, as represented by the S&P 500 Index.	LVIP SSGA S&P 500 Index Fund - Service Class[4] advised by Lincoln Financial Investments Corporation	0.48%	25.70%	15.12%	11.49%
To provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the short-term U.S. corporate bond market.	LVIP SSGA Short-Term Bond Index Fund - Service Class advised by Lincoln Financial Investments Corporation	0.61%[2]	4.91%	1.62%	N/A
To approximate as closely as practicable, before fees and expenses, the performance of the Russell 2000® Index, which emphasizes stocks of small U.S. companies.	LVIP SSGA Small-Cap Index Fund - Service Class advised by Lincoln Financial Investments Corporation	0.63%[2]	16.21%	9.25%	6.47%
Capital Appreciation. A fund of funds.	LVIP SSGA SMID Cap Managed Volatility Fund - Service Class advised by Lincoln Financial Investments Corporation	0.86%[2]	13.41%	6.71%	3.95%
A high level of current income, with some consideration given to growth of capital. A fund of funds.	LVIP Structured Conservative Allocation Fund - Service Class advised by Lincoln Financial Investments Corporation	0.85%	9.99%	4.80%	3.71%
A balance between a high level of current income and growth of capital, with an emphasis on growth of capital. A fund of funds.	LVIP Structured Moderate Allocation Fund - Service Class advised by Lincoln Financial Investments Corporation	0.82%	12.81%	6.86%	4.96%
A balance between high level of current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.	LVIP Structured Moderately Aggressive Allocation Fund - Service Class advised by Lincoln Financial Investments Corporation	0.84%	13.98%	7.42%	5.28%
To maximize capital appreciation.	LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Service Class advised by Lincoln Financial Investments Corporation	0.97%[2]	20.87%	13.22%	10.54%
Capital appreciation. A fund of funds.	LVIP U.S. Aggressive Growth Allocation Managed Risk Fund - Service Class advised by Lincoln Financial Investments Corporation	1.06%[2]	15.52%	6.37%	N/A
High level of current income and growth of capital, with an emphasis on growth of capital. A fund of funds.	LVIP U.S. Growth Allocation Managed Risk Fund - Service Class advised by Lincoln Financial Investments Corporation	1.04%[2]	14.72%	5.88%	N/A
Total return consistent with the preservation of capital. A fund of funds.	LVIP Vanguard Bond Allocation Fund - Service Class advised by Lincoln Financial Investments Corporation	0.62%	5.73%	0.33%	1.02%
Long-term capital appreciation. A fund of funds.	LVIP Vanguard Domestic Equity ETF Fund - Service Class advised by Lincoln Financial Investments Corporation	0.57%[2]	24.91%	14.55%	10.81%

Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
Long-term capital appreciation. A fund of funds.	LVIP Vanguard International Equity ETF Fund - Service Class advised by Lincoln Financial Investments Corporation	0.59%[2]	15.07%	6.84%	3.74%
Capital growth.	LVIP Wellington Capital Growth Fund - Service Class advised by Lincoln Financial Investments Corporation	0.95%[2]	38.35%	16.68%	13.63%
Long-term capital appreciation.	LVIP Wellington SMID Cap Value Fund - Service Class advised by Lincoln Financial Investments Corporation	1.04%[2]	16.95%	12.17%	7.44%
Maximize total return.	LVIP Western Asset Core Bond Fund - Service Class advised by Lincoln Financial Investments Corporation	0.78%	6.19%	0.79%	N/A
Long-term capital appreciation.	Macquarie VIP Emerging Markets Series - Service Class[3] advised by Delaware Management Company	1.48%[2]	13.45%	3.87%	2.38%
Capital Appreciation.	Macquarie VIP Small Cap Value Series - Service Class[3] advised by Delaware Management Company	1.08%	9.10%	9.87%	6.77%
Capital Appreciation.	MFS® VIT Growth Series - Service Class advised by Massachusetts Financial Services Company	0.98%[2]	35.51%	15.59%	12.69%
Total return.	MFS® VIT Total Return Series - Service Class advised by Massachusetts Financial Services Company	0.86%[2]	10.22%	8.27%	6.27%
Total return.	MFS® VIT Utilities Series - Service Class advised by Massachusetts Financial Services Company	1.04%[2]	-2.33%	8.05%	6.13%
Balanced investment composed of a well-diversified portfolio of stocks and bonds which produce both capital growth and current income.	Putnam VT George Putnam Balanced Fund - Class IB	0.92%	19.90%	10.43%	8.03%
Capital growth and current income.	Putnam VT Large Cap Value Fund - Class IB	0.82%	15.67%	14.50%	10.26%
Long-term capital appreciation.	Putnam VT Sustainable Future Fund - Class IB	1.07%[2]	28.52%	12.28%	8.44%
Long-term capital appreciation.	Putnam VT Sustainable Leaders Fund - Class IB	0.90%	26.11%	16.09%	12.59%
1
The name of the adviser or sub-adviser is not listed if the name is incorporated into the name of the fund or the fund company.
2
This fund is subject to an expense reimbursement or fee waiver arrangement. As a result, this fund’s annual expenses reflect temporary expense reductions. See the fund prospectus for additional information.
3
Investments in Macquarie VIP Series, Delaware Funds, Ivy Funds, LVIP Macquarie Funds or Lincoln Life accounts managed by Macquarie Investment Management Advisers, a series of Macquarie Investments Management Business Trust, are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46008 583 542 and its holding companies, including their subsidiaries or related companies, and are subject to investment risk, including possible delays in prepayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the series or funds or accounts, the repayment of capital from the series or funds or account, or any particular rate of return.

4
The Index to which this fund is managed to is a product of S&P Dow Jones Indices LLC (SPDJI) and has been licensed for use by one or more of the portfolio’s service providers (licensee). Standard & Poor’s®, S&P®, S&P GSCI® and S&P 500® are registered trademarks of S&P Global, Inc. or its affiliates (S&P) and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones). The trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by the licensee. The licensee’s products are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates, or their third party licensors, and none of these parties or their respective affiliates or third party licensors make any representation regarding the advisability of investing in such products, nor do they have liability for any errors, omissions, or interruptions of the Index.
5
Standard & Poor’s®,” “S&P®,” “Standard & Poor’s Equal Weight Index,” “S&P EWI,” “S&P 500®,” “Standard & Poor’s 500” and “500” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Invesco V.I. Equally-Weighted S&P 500 Fund. The fund is not sponsored, endorsed, sold or promoted by S&P, and S&P makes no representation regarding the advisability of investing in the fund.
6
Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). The trademark has been licensed to S&P Dow Jones Indices LLC and has been sublicensed for use for certain purposes by First Trust Advisors L.P. The product is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of purchasing the product.

Appendix B — Investment Requirements
If you purchase a Living Benefit Rider (except i4LIFE® Advantage without the Guaranteed Income Benefit), you will be subject to Investment Requirements. This means you will be limited in your choice of Subaccount investments and may be limited in how much you can invest in certain Subaccounts. This also means you will not be able to allocate Contract Value to all of the Subaccounts that are available to Contractowners who have not elected a Living Benefit Rider. We impose Investment Requirements to reduce the risk of investment losses that may require us to use our own assets to make guaranteed payments under a Living Benefit Rider.
If you elect Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) or i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) you must allocate your Contract Value in accordance with the Investment Requirements for Managed Risk Riders section below. If you elect any other Living Benefit Rider, you must allocate your Contract Value in accordance with the Investment Requirements for other Living Benefit Riders sections below, according to which rider you purchased and the date of purchase. Currently, if you purchase i4LIFE® Advantage without the Guaranteed Income Benefit, you will not be subject to any Investment Requirements, although we reserve the right to impose Investment Requirements for this rider in the future. If we do exercise our right to do so, you will have to reallocate your Account Value subject to such requirements.
If you elect a Living Benefit Rider, Investment Requirements apply whether you purchase the rider at contract issue, or add it to an existing Contract. You must hold the rider for a minimum period of time after election (the minimum time is specified under the Termination section of each rider). During this time, you will be required to adhere to the Investment Requirements. After this time, failure to adhere to the Investment Requirements will result in termination of the rider.
Certain Living Benefit Riders guarantee you the right to transition to a version of i4LIFE® Advantage Guaranteed Income Benefit even if that version is no longer available for purchase. If you transition to i4LIFE® Advantage Guaranteed Income Benefit, the Investment Requirements under your Prior Living Benefit Rider continue to apply. See i4LIFE® Advantage – i4LIFE® Advantage Guaranteed Income Benefit Transitions for a discussion of this transition.
Certain underlying funds that are included in the Investment Requirements, including funds managed by an adviser affiliated with us, employ risk management strategies that are intended to control the funds’ overall volatility, and for some funds, to also reduce the downside exposure of the funds during significant market downturns. These funds are included under Investment Requirements (particularly in the Investment Requirements for the Managed Risk riders) in part because the reduction in volatility helps us to reduce the risk of investment losses that may require us to use our own assets to make guaranteed payments under a Living Benefit Rider. At the same time, risk management strategies in periods of high market volatility or other market conditions, could limit your participation in market gains. This may conflict with your investment objectives by limiting your ability to maximize potential growth of your Contract Value and, in turn, the value of any guaranteed benefit that is tied to investment performance. You should consult with your registered representative to determine whether these funds align with your investment objectives. For more information about the funds and the investment strategies they employ, please refer to the funds’ current prospectuses. Fund prospectuses are available by contacting us.
If you purchase a Living Benefit Rider (except i4LIFE® Advantage without the Guaranteed Income Benefit), you agree to be automatically enrolled in the portfolio rebalancing option under your Contract and thereby authorize us to automatically rebalance your Contract Value on a periodic basis. (This portfolio rebalancing will continue while a death claim is being settled, if the Living Benefit Rider could continue on an additional measuring life.) On each quarterly anniversary of the effective date of the rider, we will rebalance your Contract Value in accordance with your allocation instructions in effect at the time of the rebalancing. Any reallocation of Contract Value among the Subaccounts made by you prior to a rebalancing date will become your allocation instructions for rebalancing purposes. Confirmation of the rebalancing will appear on your quarterly statement.
Some investment options are not available to you if you purchase certain riders. The Investment Requirements may not be consistent with an aggressive investment strategy. You should consult with your registered representative to determine if the Investment Requirements are consistent with your investment objectives.
Investment Requirements for Managed Risk Riders. If you elect Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk), are transitioning from this rider to i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk), or elect i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk), you must currently allocate your Contract Value among one or more of the following Subaccounts only. Not all funds may be available in your Contract; refer to Appendix A – Funds Available Under The Contract for more information.
Group 1 Investments must be at least 20% of Contract Value or Account Value	Group 2 Investments cannot exceed 80% of Contract Value or Account Value	Group 3 Investments cannot exceed 10% of Contract Value or Account Value
LVIP American Century Inflation Protection Fund
LVIP BlackRock Inflation Protected Bond Fund
LVIP JPMorgan Core Bond Fund
LVIP Macquarie Bond Fund
LVIP Macquarie Diversified Floating Rate Fund
LVIP Macquarie Diversified Income Fund
	LVIP American Century Select Mid Cap Managed Volatility Fund LVIP BlackRock Dividend Value Managed Volatility Fund LVIP BlackRock Global Allocation Managed Risk Fund	No subaccounts at this time.

Group 1 Investments must be at least 20% of Contract Value or Account Value	Group 2 Investments cannot exceed 80% of Contract Value or Account Value	Group 3 Investments cannot exceed 10% of Contract Value or Account Value
LVIP Macquarie Limited-Term Diversified Income
Fund
LVIP PIMCO Low Duration Bond Fund
LVIP SSGA Bond Index Fund
LVIP SSGA Short-Term Bond Index Fund
LVIP Vanguard Bond Allocation Fund
LVIP Western Asset Core Bond Fund

LVIP BlackRock Global Growth ETF Allocation
Managed Risk Fund
LVIP BlackRock U.S. Growth ETF Allocation
Managed Risk Fund
LVIP Blended Large Cap Growth Managed
Volatility Fund
LVIP Blended Mid Cap Managed Volatility Fund
LVIP ClearBridge Franklin Select Large Cap
Managed Volatility Fund
LVIP Dimensional International Equity Managed
Volatility Fund
LVIP Dimensional U.S. Equity Managed Volatility
Fund
LVIP Fidelity Institutional AM® Select Core Equity
Managed Volatility Fund
LVIP Franklin Templeton Global Equity Managed
Volatility Fund
LVIP Global Aggressive Growth Allocation
Managed Risk Fund
LVIP Global Conservative Allocation Managed
Risk Fund
LVIP Global Growth Allocation Managed Risk
Fund
LVIP Global Moderate Allocation Managed Risk
Fund
LVIP Invesco Select Equity Income Managed
Volatility Fund
LVIP JPMorgan Select Mid Cap Value Managed
Volatility Fund
LVIP MFS International Equity Managed Volatility
Fund
LVIP Multi-Manager Global Equity Managed
Volatility Fund
LVIP SSGA Global Tactical Allocation Managed
Volatility Fund
LVIP SSGA International Managed Volatility Fund
LVIP SSGA Large Cap Managed Volatility Fund
LVIP SSGA SMID Cap Managed Volatility Fund
LVIP U.S. Aggressive Growth Allocation Managed
Risk Fund
LVIP U.S. Growth Allocation Managed Risk Fund

The fixed account is only available for dollar cost averaging.
As an alternative, to satisfy these Investment Requirements, you may allocate 100% of your Contract Value or i4LIFE® Advantage Account Value among the Subaccounts listed below. If you allocate less than 100% of Contract Value or i4LIFE® Advantage Account Value among these Subaccounts, then the Subaccounts listed below that are also listed in Group 1 will be subject to the Group 1 restrictions. Any remaining Subaccounts listed below that are not listed in Group 1 will fall into Group 2 and be subject to Group 2 restrictions.
•
LVIP American Century Inflation Protection Fund
•
LVIP BlackRock Global Allocation Managed Risk Fund
•
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund
•
LVIP BlackRock Inflation Protected Bond Fund
•
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund
•
LVIP Global Aggressive Growth Allocation Managed Risk Fund
•
LVIP Global Conservative Allocation Managed Risk Fund
•
LVIP Global Growth Allocation Managed Risk Fund
•
LVIP Global Moderate Allocation Managed Risk Fund
•
LVIP JPMorgan Core Bond Fund
•
LVIP Macquarie Bond Fund
•
LVIP Macquarie Diversified Floating Rate Fund
•
LVIP Macquarie Diversified Income Fund
•
LVIP Macquarie Limited-Term Diversified Income Fund
•
LVIP PIMCO Low Duration Bond Fund
•
LVIP SSGA Bond Index Fund

•
LVIP SSGA Global Tactical Allocation Managed Volatility Fund
•
LVIP SSGA Short-Term Bond Index Fund
•
LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
•
LVIP U.S. Growth Allocation Managed Risk Fund
•
LVIP Vanguard Bond Allocation Fund
•
LVIP Western Asset Core Bond Fund
The fixed account, if available, is only available for dollar cost averaging.
Additionally, Contract Value or Account Value may be allocated in accordance with certain asset allocation models made available to you by your broker-dealer. If so, currently 100% of the Contract Value or Account Value can be allocated to one of the following models: 80/20 Global Allocation Managed Volatility Model, 80/20 U.S. Allocation Managed Volatility Model or 70/30 Global Allocation Managed Volatility Model. You may only choose one asset allocation model at a time, though you may change to a different asset allocation model available in your Contract. If you terminate an asset allocation model, you must follow the Investment Requirements applicable to your rider. We may exclude an asset allocation model from being available for investment at any time, in our sole discretion. You will be notified prior to the date of such a change.
Investment Requirements for other Living Benefit Riders. If you elect Lincoln Market Select® Advantage or 4LATER® Select Advantage, or you are transitioning to i4LIFE® Advantage Select Guaranteed Income Benefit from one of these riders, you must currently allocate your Contract Value or i4LIFE® Advantage Account Value among one or more of the following Subaccounts. Not all funds may be available in your Contract, refer to Appendix A – Funds Available Under The Contract for more information.
Group 1 Investments must be at least 20% of Contract Value or Account Value.	Group 2 Investments cannot exceed 80% of Contract Value or Account Value.
LVIP American Century Inflation Protection Fund
LVIP BlackRock Inflation Protected Bond Fund
LVIP JPMorgan Core Bond Fund
LVIP Macquarie Bond Fund
LVIP Macquarie Diversified Floating Rate Fund
LVIP Macquarie Diversified Income Fund
LVIP Macquarie Limited-Term Diversified Income Fund
LVIP PIMCO Low Duration Bond Fund
LVIP SSGA Bond Index Fund
LVIP SSGA Short-Term Bond Index Fund
LVIP Vanguard Bond Allocation Fund
LVIP Western Asset Core Bond Fund

AB VPS Discovery Value Portfolio
American Funds Global Growth Fund
American Funds Growth Fund
American Funds Growth-Income Fund
American Funds International Fund
ClearBridge Variable Large Cap Growth Portfolio
Fidelity® VIP Balanced Portfolio
Fidelity® VIP Contrafund® Portfolio
Fidelity® VIP FundsManager® 50% Portfolio
Fidelity® VIP Mid Cap Portfolio
First Trust Capital Strength Portfolio
First Trust Growth Strength Portfolio
First Trust International Developed Capital Strength Portfolio
First Trust/Dow Jones Dividend & Income Allocation Portfolio
Franklin Allocation VIP Fund
Franklin Income VIP Fund
Franklin Multi-Asset Variable Conservative Growth Fund
Franklin Mutual Shares VIP Fund
Invesco V.I. Equally-Weighted S&P 500 Fund
Invesco V.I. EQV International Equity Fund
Lincoln Hedged S&P 500 Conservative Fund
Lincoln Hedged S&P 500 Fund
Lincoln Opportunistic Hedged Equity Fund
LVIP AllianceBernstein Large Cap Growth
LVIP American Century Balanced Fund
LVIP American Century Capital Appreciation Fund
LVIP American Century Disciplined Core Value Fund
LVIP American Century Inflation Protection Fund
LVIP American Century Large Company Value Fund
LVIP American Century Mid Cap Value Fund
LVIP American Century Ultra Fund
LVIP American Century Value Fund
LVIP American Global Growth Fund
LVIP American Growth Fund
LVIP American Growth-Income Fund
LVIP American International Fund
LVIP Baron Growth Opportunities Fund
LVIP BlackRock Global Allocation Fund
LVIP BlackRock Global Allocation Managed Risk Fund
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund
LVIP Channing Small Cap Value Fund
LVIP Dimensional International Core Equity Fund
LVIP Dimensional U.S. Core Equity 1 Fund
LVIP Dimensional U.S. Core Equity 2 Fund
LVIP Franklin Templeton Multi-Factor International Equity Fund

Group 1 Investments must be at least 20% of Contract Value or Account Value.	Group 2 Investments cannot exceed 80% of Contract Value or Account Value.

LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund
LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund
LVIP Global Aggressive Growth Allocation Managed Risk Fund
LVIP Global Conservative Allocation Managed Risk Fund
LVIP Global Growth Allocation Managed Risk Fund
LVIP Global Moderate Allocation Managed Risk Fund
LVIP Government Money Market Fund
LVIP JPMorgan High Yield Fund
LVIP JPMorgan Mid Cap Value Fund
LVIP JPMorgan Retirement Income Fund
LVIP JPMorgan Small Cap Core Fund
LVIP JPMorgan U.S. Equity Fund
LVIP Macquarie High Yield Fund
LVIP Macquarie Mid Cap Value Fund
LVIP Macquarie SMID Cap Core Fund
LVIP Macquarie Social Awareness Fund
LVIP Macquarie U.S. Growth Fund
LVIP Macquarie Value Fund
LVIP Macquarie Wealth Builder Fund
LVIP MFS International Growth Fund
LVIP MFS Value Fund
LVIP Mondrian International Value Fund
LVIP SSGA Conservative Index Allocation Fund
LVIP SSGA Global Tactical Allocation Managed Volatility Fund
LVIP SSGA International Index Fund
LVIP SSGA Mid-Cap Index Fund
LVIP SSGA Moderate Index Allocation Fund
LVIP SSGA Moderately Aggressive Index Allocation Fund
LVIP SSGA S&P 500 Index Fund
LVIP SSGA Small-Cap Index Fund
LVIP Structured Conservative Allocation Fund
LVIP Structured Moderate Allocation Fund
LVIP Structured Moderately Aggressive Allocation Fund
LVIP T. Rowe Price Structured Mid-Cap Growth Fund
LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
LVIP U.S. Growth Allocation Managed Risk Fund
LVIP Vanguard Domestic Equity ETF Fund
LVIP Vanguard International Equity ETF Fund
LVIP Wellington Capital Growth Fund
LVIP Wellington SMID Cap Value Fund
Macquarie VIP Small Cap Value Series
MFS® VIT Growth Series
MFS® VIT Total Return Series
Putnam VT George Putnam Balanced Fund
Putnam VT Large Cap Value Fund
Putnam VT Sustainable Leaders Fund

As an alternative, to satisfy these Investment Requirements, you may allocate 100% of your Contract Value or i4LIFE® Advantage Account Value among the Subaccounts listed below. If you allocate less than 100% of Contract Value or i4LIFE® Advantage Account Value among these Subaccounts, then the Subaccounts listed below that are also listed in Group 1 will be subject to the Group 1 restrictions. Any remaining Subaccounts listed below that are not listed in Group 1 will fall into Group 2 and be subject to Group 2 restrictions.
•
Fidelity® VIP Balanced Portfolio
•
Fidelity® VIP FundsManager® 50% Portfolio
•
First Trust/Dow Jones Dividend & Income Allocation Portfolio
•
Franklin Allocation VIP Fund
•
Franklin Multi-Asset Variable Conservative Growth Fund
•
Lincoln Opportunistic Hedged Equity Fund
•
LVIP American Century Balanced Fund
•
LVIP American Century Inflation Protection Fund
•
LVIP BlackRock Global Allocation Fund
•
LVIP BlackRock Global Allocation Managed Risk Fund
•
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund
•
LVIP BlackRock Inflation Protected Bond Fund
•
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund
•
LVIP Global Aggressive Growth Allocation Managed Risk Fund
•
LVIP Global Conservative Allocation Managed Risk Fund
•
LVIP Global Growth Allocation Managed Risk Fund
•
LVIP Global Moderate Allocation Managed Risk Fund
•
LVIP JPMorgan Core Bond Fund

•
LVIP JPMorgan Retirement Income Fund
•
LVIP Macquarie Bond Fund
•
LVIP Macquarie Diversified Floating Rate Fund
•
LVIP Macquarie Diversified Income Fund
•
LVIP Macquarie Limited-Term Diversified Income Fund
•
LVIP Macquarie Wealth Builder Fund
•
LVIP PIMCO Low Duration Bond Fund
•
LVIP SSGA Bond Index Fund
•
LVIP SSGA Conservative Index Allocation Fund
•
LVIP SSGA Global Tactical Allocation Managed Volatility Fund
•
LVIP SSGA Moderate Index Allocation Fund
•
LVIP SSGA Moderately Aggressive Index Allocation Fund
•
LVIP SSGA Short-Term Bond Index Fund
•
LVIP Structured Conservative Allocation Fund
•
LVIP Structured Moderate Allocation Fund
•
LVIP Structured Moderately Aggressive Allocation Fund
•
LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
•
LVIP U.S. Growth Allocation Managed Risk Fund
•
LVIP Vanguard Bond Allocation Fund
•
LVIP Western Asset Core Bond Fund
•
MFS® VIT Total Return Series
•
Putnam VT George Putnam Balanced Fund
The fixed account is only available for dollar cost averaging.

This initial summary prospectus incorporates by reference the prospectus and Statement of Additional Information (SAI) for the Contract, both dated May 1, 2024, as may be amended or supplemented from time to time. The SAI may be obtained, free of charge, in the same manner as the prospectus.

SEC File Nos. 333-145531; 811-09763
EDGAR Contract Identifier C000054046